UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Small Cap Growth Fund

(All Share Classes)

(a series of Undiscovered Managers Funds)

Supplement dated November 8, 2007

to the Prospectuses dated December 31, 2006

The information regarding the Investment Team for the Undiscovered Managers Small Cap Growth Fund under the heading “The Funds’ Management – JPMIM, Sub-Advisers and Portfolio Managers” in the Prospectuses is hereby revised to include the following:

Joel Rubenstein

Associate Portfolio Manager

Mr. Rubenstein joined Mazama Capital Management, Inc. in 2003. He specializes in the research and analysis of growth companies within the technology sector as well as certain business and professional services companies for all Mazama strategies. Prior to joining Mazama, Mr. Rubenstein was a Senior Equity Research Associate in the technology group at Banc of America Securities from 2000 to 2002. Prior to Banc of America Securities, he spent three years as a Senior Research Analyst at Analysis Group, a leading provider of economic and business strategy consulting services. Mr. Rubenstein earned a MBA in finance and a Bachelor of Arts degree in Economics from UCLA.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UMSCG-1107

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Small Cap Growth Fund
(All Share Classes)
(a series of Undiscovered Managers Funds)

Supplement dated November 8, 2007
to the Statement of Additional Information dated December 31, 2006

The information contained in the Statement of Additional Information, dated December 31, 2006, under the heading “Portfolio Managers’ Other Accounts Managed” with respect to the Undiscovered Managers Small Cap Growth Fund is hereby revised to include the following:

The following table shows information regarding all of the other accounts managed by Joel Rubenstein as of September 30, 2007:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Undiscovered Managers Small Cap Growth Fund
Joel Rubenstein	11	1.49	Billion	1	4.86	Million	77	5.86	Billion

The following table shows information regarding the other accounts managed by Joel Rubenstein that have advisory fees wholly or partly based on performance as of September 30, 2007:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Undiscovered Managers Small Cap Growth Fund
Joel Rubenstein	0	0	0	0	2	227	Million

The information contained in the Statement of Additional Information, dated December 31, 2006, under the heading “Ownership of Securities” with respect to the Undiscovered Managers Small Cap Growth Fund is hereby revised to include the following:

The following table shows information regarding the ownership of securities of the Undiscovered Managers Small Cap Growth Fund by Joel Rubenstein as of September 30, 2007:

Dollar Range of Shares in the Fund
None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-UMSCG-1107